Intangible Assets/Liabilities - Charter Agreements - Schedule of Intangible Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets, Net [Abstract]
Opening balance	$ 700	$ 937
Additions through the Poseidon Transaction	5,404	0
Amortization in the year	(704)	(237)
Closing balance	$ 5,400	$ 700